Accounts Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable
4.	ACCOUNTS RECEIVABLE

	December 31,
	2017	2018
Accounts receivable-margin clients	$8,010,846	$17,900,557
Less: Allowance for doubtful accounts	—	(149,523)
Accounts receivable- margin clients, net	$8,010,846	$17,751,034
Accounts receivable-others	8,981,187	7,105,317
Less: Allowance for doubtful accounts	(3,579)	(3,407)
Accounts receivable-others, net	$8,977,608	$7,101,910

Accounts receivable- margin clients represent the receivables derived in the Hong Kong brokerage service in Rifa Securities, which is pledged by the customer’s purchased securities.

Accounts receivable-others represent the receivables derived in commodities brokerage business and other ordinary business without any collateral or other security from its customers.